Debt and Interest Costs - Long term debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Long-term Debt, Gross	$ 6,600	$ 7,400
Other (including debt issuance costs)	(37)	(45)
Long-term debt, Total	6,631	7,389
Less: Current portion of long-term debt	(113)	(79)
Long-term debt excluding current maturities	6,518	7,310
Senior Notes 5.25 percent, due July 2025
Long-term debt
Long-term Debt, Gross	$ 1,000	$ 1,000
Interest rate (as a percent)	5.25%	5.25%
Senior Notes 4.375 percent, due December 2020
Long-term debt
Long-term Debt, Gross	$ 1,000	$ 1,000
Interest rate (as a percent)	4.375%	4.375%
Senior Notes 4.00 percent , due November 2023
Long-term debt
Long-term Debt, Gross	$ 1,000	$ 1,000
Interest rate (as a percent)	4.00%	4.00%
Senior Notes 4.375 percent, euro denominated, due December 2023
Long-term debt
Long-term Debt, Gross	$ 840	$ 736
Interest rate (as a percent)	4.375%	4.375%
Senior Notes 5.00 percent, due March 2022
Long-term debt
Long-term Debt, Gross	$ 750	$ 750
Interest rate (as a percent)	5.00%	5.00%
Senior Notes 3.50 Percent, euro denominated, due December 2020
Long-term debt
Long-term Debt, Gross	$ 480	$ 421
Interest rate (as a percent)	3.50%	3.50%
Term A Loan, due June 2021
Long-term debt
Long-term Debt, Gross	$ 1,313	$ 1,383
Term A Loan, euro denominated, due June 2021
Long-term debt
Long-term Debt, Gross		954
Multi-currency U.S. dollar revolver, due March 2021
Long-term debt
Long-term Debt, Gross	$ 285	$ 190